UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      5/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              75

Form 13F Information Table Value Total:  $      676,197
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1870    17590 SH       SOLE       0          17590      0     0
AFLAC, Inc.                    COM            001055102      203     3895 SH       SOLE       0           3895      0     0
AT&T Inc.                      COM            00206r102      902    24584 SH       SOLE       0          24584      0     0
American Express Co.           COM            025816109    21521   319017 SH       SOLE       103500    202817      0 12700
Apache                         COM            037411105     1002    12986 SH       SOLE       0          12986      0     0
Apple Computer                 COM            037833100      214      483 SH       SOLE       0            483      0     0
Archer Daniels Midland Co.     COM            039483102    19145   567590 SH       SOLE       210000    328490      0 29100
Automatic Data Processing      COM            053015103      905    13915 SH       SOLE       0          13915      0     0
BB&T Corporation               COM            054937107    19500   621205 SH       SOLE       200700    389205      0 31300
CSX Corp.                      COM            126408103     1188    48235 SH       SOLE       0          48235      0     0
CVS Caremark Corp.             COM            126650100    16674   303217 SH       SOLE       80000     206117      0 17100
Capital One Finance Corp.      COM            14040h105     1281    23305 SH       SOLE       0          23305      0     0
Capstone Companies, Inc.       COM            12541A108        8  1085000 SH       SOLE       0        1085000      0     0
Chevron Corp.                  COM            166764100    22861   192400 SH       SOLE       61000     123300      0  8100
Cisco Systems Inc              COM            17275R102    19779   946571 SH       SOLE       356500    542071      0 48000
Coca-Cola Co.                  COM            191216100    14083   348250 SH       SOLE       80000     254750      0 13500
Comcast Corp. - Special Class  COM            20030N200     5406   136490 SH       SOLE       0         136490      0     0
Compugen Ltd                   COM            011768504      355    70000 SH       SOLE       0          70000      0     0
ConocoPhillips                 COM            20825c104    18216   303089 SH       SOLE       103000    183989      0 16100
Consolidated Edison, Inc.      COM            209115104     1287    21090 SH       SOLE       0          21090      0     0
Corning Inc.                   COM            219350105    18181  1363942 SH       SOLE       500000    795442      0 68500
Dell Inc                       COM            24702r101    15380  1073280 SH       SOLE       405000    616880      0 51400
Devon Energy Co.               COM            25179m103    20222   358416 SH       SOLE       128500    209616      0 20300
Dominion Resources             COM            25746U109      971    16685 SH       SOLE       0          16685      0     0
Duke Energy Corporation        COM            26441c105     1312    18071 SH       SOLE       0          18071      0     0
E.I. duPont de Nemours & Co.   COM            263534109     1011    20575 SH       SOLE       0          20575      0     0
Eaton Corp. PLC F              COM            278058102     2743    44785 SH       SOLE       0          44785      0     0
Emerson Electric Company       COM            291011104    18990   339901 SH       SOLE       120000    202401      0 17500
Exxon Mobil Corporation        COM            30231g102     4705    52210 SH       SOLE       0          52210      0     0
Friendfinder Networks Inc      COM            358453306       18    32650 SH       SOLE       0          32650      0     0
General Electric Co.           COM            369604103     2644   114346 SH       SOLE       0         114346      0     0
General Mills                  COM            370334104     1213    24600 SH       SOLE       0          24600      0     0
Harris Corp.                   COM            413875105     9928   214236 SH       SOLE       79200     123536      0 11500
Hewlett-Packard Co.            COM            428236103     1112    46637 SH       SOLE       25000      21637      0     0
Intel Corporation              COM            458140100     1297    59404 SH       SOLE       0          59404      0     0
International Business Machine COM            459200101     3456    16201 SH       SOLE       0          16201      0     0
Itracker System, Inc.          COM            46573A107        0   110000 SH       SOLE       0         110000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    28617   602962 SH       SOLE       195000    383362      0 24600
Johnson & Johnson              COM            478160104    24146   296158 SH       SOLE       88500     195058      0 12600
Johnson Controls Inc.          COM            478366107     8903   253850 SH       SOLE       100000    135450      0 18400
Kellogg Company                COM            487836108     8843   137250 SH       SOLE       48000      82150      0  7100
Kimberly-Clark Corp.           COM            494368103     1401    14300 SH       SOLE       0          14300      0     0
McDonald's Corp.               COM            580135101     1009    10125 SH       SOLE       0          10125      0     0
Merck & Co., Inc.              COM            58933Y105     1906    43130 SH       SOLE       0          43130      0     0
MetLife Inc.                   COM            59156r108    23188   609893 SH       SOLE       197000    381193      0 31700
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE       0          39000      0     0
Microsoft Corporation          COM            594918104    21649   756811 SH       SOLE       250000    472111      0 34700
Morgan Stanley                 COM            617446448    15969   726537 SH       SOLE       190000    493537      0 43000
Occidental Petroleum           COM            674599105    17632   224990 SH       SOLE       78000     135490      0 11500
Oracle Corp.                   COM            68389X105     2506    77515 SH       SOLE       0          77515      0     0
Pepsico, Inc.                  COM            713448108    12383   156526 SH       SOLE       48000     100726      0  7800
Pfizer Inc.                    COM            717081103     1284    44496 SH       SOLE       0          44496      0     0
Procter & Gamble Co.           COM            742718109    22861   296666 SH       SOLE       92500     191166      0 13000
Psivida Corp                   COM            74440J101       34    15000 SH       SOLE       0          15000      0     0
Royal Dutch Shell PLC CL B     COM            780259107     1497    22410 SH       SOLE       0          22410      0     0
Schlumberger Ltd.              COM            806857108    21297   284382 SH       SOLE       97000     173382      0 14000
Schwab (Charles) Corp          COM            808513105    20116  1137144 SH       SOLE       410000    668144      0 59000
Southwestern Energy Company    COM            845467109     1430    38370 SH       SOLE       0          38370      0     0
State Street Corp.             COM            857477103    26350   445935 SH       SOLE       174000    250935      0 21000
TE Connectivity Ltd.           COM            H84989104    18220   434531 SH       SOLE       160000    251231      0 23300

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
Teva Pharma Inds ADR           COM            881624209    17883   450680 SH       SOLE       165000    260580      0 25100
Thermo Fisher Scientific       COM            883556102    14417   188483 SH       SOLE       57000     122983      0  8500
Tidewater Inc.                 COM            886423102    20012   396283 SH       SOLE       143000    232283      0 21000
Time Warner Cable              COM            88732J207     2241    23329 SH       SOLE       0          23329      0     0
Time Warner Inc                COM            887317303     3070    53286 SH       SOLE       0          53286      0     0
Unilever PLC - Sponsored ADR   COM            904767704     1339    31700 SH       SOLE       0          31700      0     0
United Parcel Service -Cl B    COM            911312106     3165    36845 SH       SOLE       0          36845      0     0
United Tech. Corp.             COM            913017109     2433    26045 SH       SOLE       0          26045      0     0
Vodafone Group PLC ADR         COM            92857w209    10735   378005 SH       SOLE       112500    249005      0 16500
Wal-Mart Stores Inc.           COM            931142103      454     6070 SH       SOLE       0           6070      0     0
Wells Fargo and Company        COM            949746101    27435   741680 SH       SOLE       240000    466980      0 34700
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE       0          10115      0     0
Zimmer Holdings Inc.           COM            98956P102    22188   294970 SH       SOLE       105000    176970      0 13000
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE       0          12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE       0          10000      0     0


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